SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		1 Months Ended	12 Months Ended
	Aug. 01, 2016	Mar. 31, 2015 USD ($) company contract	Dec. 31, 2017 USD ($) market vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 vessel	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Reverse stock split	0.2
Reduction to other revenues			$ (1,247,000)	$ (3,949,000)	$ (1,306,000)
Increase in other operating income, net			$ 3,881,000	945,000	0
Useful life			25 years
Average years used in market price scrap per ton calculation			10 years
Number of recycling markets | market			3
Number of vessels under capital lease | vessel			1			8
Reduction to other financial items			$ (501,000)	515,000	336,000
Increase to interest expense			$ 59,840,000	45,511,000	29,831,000
Percentage of RSU's recognized as equity			50.00%
Percentage of RSU's recognized as liability			50.00%
Number of SPCs acquired | company		12
Number of newbuilding contracts owned by each SPC | contract		1
Additional contributed capital surplus		$ 59,700,000
Merger with former Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt assumed upon the Merger		$ 161,200,000
Convertible Bond Fair Value Price Upon Merger		80.60%
Purchase price adjustment		$ 38,800,000
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Principal amount		$ 200,000,000					$ 200,000,000
Former Golden Ocean [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Principal amount								$ 200,000,000
Change In Revenue And Expense Recognition [Member]
Property, Plant and Equipment [Line Items]
Reduction to other revenues				900,000
Increase in other operating income, net				900,000
Reclassification Of Amortization Of Deferred Charges [Member]
Property, Plant and Equipment [Line Items]
Reduction to other financial items				1,300,000	100,000
Increase to interest expense				$ 1,300,000	$ 100,000